CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 20, 2016	Dec. 31, 2015	Dec. 31, 2014
Cablevision Systems Corporation And Subsidiaries
Cash flows from operating activities:
Net income	$ 163,512	$ 175,248	$ 312,204
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Loss (income) from discontinued operations, net of income taxes		12,541	(2,822)
Depreciation and amortization (including impairments)	414,550	865,252	866,502
Loss (gain) on investments, net	(129,990)	30,208	(129,659)
Loss (gain) on equity derivative contracts, net	36,283	(104,927)	45,055
Loss on extinguishment of debt and write-off of deferred financing costs		1,735	10,120
Amortization of deferred financing costs and discounts (premiums) on indebtedness	11,673	23,764	22,887
Share-based compensation expense	24,778	60,321	43,984
Settlement loss and amortization of actuarial losses related to pension and postretirement plans	2,584	5,046	7,643
Deferred income taxes	116,150	133,396	159,779
Provision for doubtful accounts	13,240	35,802	47,611
Excess tax benefit on share-based awards	(82)	(5,694)	(336)
Change in assets and liabilities, net of effects of acquisitions and dispositions:
Accounts receivable, trade	(18,162)	(24,760)	(42,446)
Prepaid expenses and other assets	(844)	38,860	44,488
Amounts due from and due to affiliates	(5,082)	1,043	(1,463)
Accounts payable	36,147	6,896	25,486
Accrued liabilities	(160,937)	1,200	(35,931)
Deferred revenue	(9,726)	2,156	5,169
Net cash provided by operating activities	494,094	1,258,087	1,378,271
Cash flows from investing activities:
Capital expenditures	(330,131)	(816,396)	(891,678)
Proceeds related to sale of equipment, including costs of disposal	1,106	4,407	6,178
Decrease in other investments	610
Increase in other investments		(7,779)	(1,369)
Additions to other intangible assets	(1,709)	(8,035)	(1,193)
Net cash used in investing activities	(330,124)	(827,803)	(888,062)
Cash flows from financing activities:
Repayment of credit facility debt	(14,953)	(260,321)	(990,785)
Proceeds from issuance of senior notes			750,000
Proceeds from collateralized indebtedness	337,149	774,703	416,621
Repayment of collateralized indebtedness and related derivative contracts	(281,594)	(639,237)	(342,105)
Redemption and repurchase of senior notes, including premiums and fees			(36,097)
Repayment of notes payable	(1,291)	(2,458)	(2,306)
Proceeds from stock option exercises	14,411	18,727	55,355
Tax withholding associated with shares issued for equity-based awards	(6,034)
Dividend distributions to common stockholders	(4,066)	(125,170)	(160,545)
Principal payments on capital lease obligations	(11,552)	(20,250)	(15,481)
Deemed repurchases of restricted stock	(41,469)	(19,141)	(6,608)
Additions to deferred financing costs		(250)	(14,273)
Payment for purchase of noncontrolling interest		(8,300)
Contributions from noncontrolling interests, net	240
Distributions to noncontrolling interests, net		(901)	(1,014)
Excess tax benefit on share-based awards	82	5,694	336
Net cash provided by (used in) financing activities	(9,077)	(276,904)	(346,902)
Net increase in cash and cash equivalents from continuing operations	154,893	153,380	143,307
Cash flows of discontinued operations:
Net cash used in operating activities	(21,000)	(484)	(1,199)
Net cash provided by (used in) investing activities		(30)	6,081
Net increase (decrease) in cash and cash equivalents from discontinued operations	(21,000)	(514)	4,882
Cash and cash equivalents at beginning of period	1,003,279	850,413	702,224
Cash and cash equivalents at end of year	$ 1,137,172	$ 1,003,279	$ 850,413